Commitments and Contingencies - Schedule of Lease Term and Discount Rate Information (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Weighted-average remaining lease term (in years)
Operating leases	2 years 6 months	2 years 8 months 12 days	2 years 6 months	2 years 7 months 6 days
Finance leases	3 months 18 days	9 months 18 days	1 year 4 months 24 days	1 year 6 months
Weighted-average discount rate
Operating leases	10.00%	9.90%	9.80%	9.80%
Finance leases	9.00%	9.00%	9.00%	9.00%